Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 December Restructuring Activities (Detail) (Fiscal 2013 December Restructuring [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	$ 6,831
Restructuring costs incurred	715	17,390
Restructuring costs paid	(4,007)	(10,351)
Adjustment	(2,033)
Currency translation adjustment	(196)	(208)
Accrued restructuring obligation at end of period	1,310	6,831
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	5,729
Restructuring costs incurred	151	16,172
Restructuring costs paid	(2,804)	(10,227)
Adjustment	(1,828)
Currency translation adjustment	(145)	(216)
Accrued restructuring obligation at end of period	1,103	5,729
Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	1,018
Restructuring costs incurred	235	1,010
Restructuring costs paid	(1,019)
Adjustment	11
Currency translation adjustment	(38)	8
Accrued restructuring obligation at end of period	207	1,018
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	84
Restructuring costs incurred	329	208
Restructuring costs paid	(184)	(124)
Adjustment	(216)
Currency translation adjustment	(13)
Accrued restructuring obligation at end of period	$ 0	$ 84